SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - European Union’s Emissions Trading System (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Emissions Allowance Detail [Line Items]
Vessel operating revenues	$ 356,349	$ 371,022	$ 347,917
Exploration Expense	3,368	1,678	$ 2,517
Other assets, current	31,666	26,640
Other current liabilities	49,544	$ 45,505
Emissions allowances (EUAs)
Emissions Allowance Detail [Line Items]
Vessel operating revenues	1,400
Exploration Expense	1,400
Other assets, current	1,400
Other current liabilities	$ 1,400